GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 101,859	$ 102,065
Brand/tradename/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	93,875	94,081
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 7,984	$ 7,984